Premises, Equipment and Lease Commitments - Summary of Future Minimum Payments Under Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Plant And Equipment [Abstract]
2014	$ 1,426
2015	1,325
2016	1,179
2017	1,055
2018	1,029
Thereafter	5,561
Total	$ 11,575